Offerings	Nov. 04, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. (2) In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. (2) In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, no par value
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered and may from time to time be sold at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. (2) In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all registration fees. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	(a) See Notes 1 and 2. (b) Each depositary share will be issued pursuant to a deposit agreement and represent a fractional interest of a preferred share.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	(a) See Notes 1 and 2. (b) Warrants to purchase debt securities, common shares, preferred shares, depositary shares or units of two or more of those securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	(a) See Notes 1 and 2. (b) Stock purchase contracts obligating holders to purchase from us, and obligating us to sell to the holders, a specified number of common shares, preferred shares or depositary shares at a future date or dates.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	(a) See Notes 1 and 2. (b) Rights evidencing the right to purchase debt securities, common shares, preferred shares or depositary shares.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(a) See Notes 1 and 2. (b) Any securities registered hereunder may be sold as units with other securities registered hereunder. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another.